Finance costs	12 Months Ended
Aug. 31, 2021
Finance costs	23. Finance costs Finance costs comprises of the following:

Year ended August 31,	2021	2020	2019

Interest on Gold Bullion Loans	$-	$693	$284
Interest on Convertible Loans	-	1,285	173
	$-	$1,978	$457